Income Taxes Income Taxes (Components of Foreign Income Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	$ (30)	$ (87)	$ (77)
United Kingdom
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	(7)	(6)	(15)
Australia
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	6	0	16
Canada
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	0	1	3
Middle East
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	(10)	(24)	(8)
Africa
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	1	(22)	(10)
Other
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	$ (20)	$ (36)	$ (63)